Goodwill, Product Rights and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill

Goodwill for the Company’s reporting segments consisted of the following (in millions):

	December 31,
	2012	2011
	(Revised)
Actavis Specialty Brands segment	$474.7	$371.6
Actavis Pharma segment	4,293.2	1,250.4
Anda Distribution segment	86.3	86.3

Total goodwill	$4,854.2	$1,708.3

Intangible Assets with Definite and Indefinite Lives
The original cost and accumulated amortization of these intangible assets, where applicable, consisted of the following (in millions):

	December 31,
	2012	2011
	(Revised)
Intangibles with definite lives:
Product rights and other related intangibles	$5,117.6	$2,582.5
Core technology	92.2	52.5
Customer relationships	169.0	49.1

	5,378.8	2,684.1
Less accumulated amortization	(2,055.3)	(1,566.0)

	3,323.5	1,118.1

Intangibles with indefinite lives:
IPR&D	384.6	419.3
Tradename	76.2	76.2

	460.8	495.5

Total product rights and related intangibles, net	$3,784.3	$1,613.6

Schedule of Annual Amortization Expense on Product Rights and Related Intangibles

Assuming no additions, disposals or adjustments are made to the carrying values and/or useful lives of the intangible assets, annual amortization expense on product rights and related over the next five years is estimated to be as follows (in millions):

Amount
2013	$614
2014	$596
2015	$514
2016	$426
2017	$408